Consolidated Statements of financial position - unaudited (Parenthetical) (USD $)	Nov. 30, 2012	Feb. 29, 2012	Feb. 28, 2011
Common Stock, No Par Value
Common Stock, Shares, Issued	180,576,408	169,323,707	121,453,532
Common Stock, Shares, Outstanding	180,576,408	169,323,707	121,453,532